Annual Total Returns	Dec. 31, 2022
Prospectus #1 | Delaware VIP Emerging Markets Series | Standard Class
Bar Chart Table:
2013	10.14%
2014	(8.06%)
2015	(14.51%)
2016	13.93%
2017	40.55%
2018	(15.81%)
2019	22.63%
2020	25.09%
2021	(2.84%)
2022	(27.58%)
Prospectus #2 | Delaware VIP Emerging Markets Series | Service Class
Bar Chart Table:
2013	9.86%
2014	(8.26%)
2015	(14.77%)
2016	13.68%
2017	40.22%
2018	(16.03%)
2019	22.25%
2020	24.69%
2021	(3.13%)
2022	(27.81%)
Prospectus #3 | Delaware VIP Small Cap Value Series | Standard Class
Bar Chart Table:
2013	33.50%
2014	5.86%
2015	(6.22%)
2016	31.41%
2017	12.05%
2018	(16.72%)
2019	28.14%
2020	(1.90%)
2021	34.42%
2022	(12.09%)
Prospectus #4 | Delaware VIP Small Cap Value Series | Service Class
Bar Chart Table:
2013	33.17%
2014	5.62%
2015	(6.46%)
2016	31.09%
2017	11.76%
2018	(16.95%)
2019	27.72%
2020	(2.18%)
2021	34.02%
2022	(12.35%)
Prospectus #5 | Delaware VIP Fund for Income Series | Standard Class
Bar Chart Table:
2013	6.88%
2014	0.79%
2015	(1.85%)
2016	11.12%
2017	6.82%
2018	(2.58%)
2019	12.78%
2020	7.95%
2021	4.88%
2022	(11.06%)
Prospectus #5 | Delaware VIP Growth Equity Series | Standard Class
Bar Chart Table:
2013	33.15%
2014	13.53%
2015	3.21%
2016	4.04%
2017	32.80%
2018	(3.79%)
2019	24.35%
2020	29.50%
2021	39.23%
2022	(26.60%)
Prospectus #5 | Delaware VIP Growth and Income Series | Standard Class
Bar Chart Table:
2013	38.06%
2014	7.65%
2015	(3.12%)
2016	9.88%
2017	18.28%
2018	(10.17%)
2019	25.60%
2020	(0.46%)
2021	22.20%
2022	3.53%
Prospectus #5 | Delaware VIP Opportunity Series | Standard Class
Bar Chart Table:
2013	39.96%
2014	5.73%
2015	(0.81%)
2016	8.26%
2017	19.00%
2018	(15.38%)
2019	30.11%
2020	10.80%
2021	23.13%
2022	(13.68%)
Prospectus #5 | Delaware VIP Limited Duration Bond Series | Standard Class
Bar Chart Table:
2015	(0.51%)
2016	0.64%
2017	1.26%
2018	(0.22%)
2019	4.09%
2020	3.79%
2021	(0.68%)
2022	(4.19%)
Prospectus #5 | Delaware VIP International Series | Standard Class
Bar Chart Table:
2013	6.77%
2014	2.39%
2015	3.49%
2016	(4.20%)
2017	32.96%
2018	(12.16%)
2019	24.91%
2020	7.16%
2021	6.87%
2022	(17.34%)
Prospectus #5 | Delaware VIP Total Return Series | Standard Class
Bar Chart Table:
2013	17.02%
2014	5.97%
2015	(1.61%)
2016	6.62%
2017	11.75%
2018	(7.65%)
2019	18.88%
2020	0.91%
2021	16.37%
2022	(10.56%)
Prospectus #5 | Delaware VIP Investment Grade Series | Standard Class
Bar Chart Table:
2013	(0.80%)
2014	5.86%
2015	(0.35%)
2016	4.65%
2017	4.72%
2018	(2.03%)
2019	12.62%
2020	11.91%
2021	(0.72%)
2022	(17.06%)
Prospectus #6 | Delaware VIP Fund for Income Series | Service Class
Bar Chart Table:
2013	6.88%
2014	0.79%
2015	(1.85%)
2016	11.12%
2017	6.82%
2018	(2.58%)
2019	12.78%
2020	7.95%
2021	4.88%
2022	(11.06%)
Prospectus #6 | Delaware VIP International Series | Service Class
Bar Chart Table:
2021	6.59%
2022	(17.60%)
Prospectus #6 | Delaware VIP Total Return Series | Service Class
Bar Chart Table:
2020	0.54%
2021	15.96%
2022	(10.82%)
Prospectus #6 | Delaware VIP Investment Grade Series | Service Class
Bar Chart Table:
2020	11.57%
2021	(1.03%)
2022	(17.32%)